CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 2.3%
Media - 2.3%
Gray Television Inc.	137,860	$2,466,315	*

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
American Axle & Manufacturing Holdings Inc.	128,450	1,071,273	*

Diversified Consumer Services - 1.3%
Stride Inc.	69,000	1,464,870	*

Hotels, Restaurants & Leisure - 2.9%
Chuy’s Holdings Inc.	50,000	1,324,500	*
Everi Holdings Inc.	127,530	1,761,189	*

Total Hotels, Restaurants & Leisure		3,085,689

Household Durables - 1.7%
Century Communities Inc.	41,280	1,807,239	*

Specialty Retail - 3.3%
Aaron’s Co. Inc.	16,510	313,029	*
Lithia Motors Inc., Class A Shares	4,070	1,191,167
Murphy USA Inc.	16,140	2,112,242

Total Specialty Retail		3,616,438

TOTAL CONSUMER DISCRETIONARY		11,045,509

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.0%
Sprouts Farmers Market Inc.	103,930	2,088,993	*

Food Products - 1.2%
TreeHouse Foods Inc.	31,230	1,326,963	*

TOTAL CONSUMER STAPLES		3,415,956

ENERGY - 5.2%
Energy Equipment & Services - 1.3%
Helmerich & Payne Inc.	62,470	1,446,805

Oil, Gas & Consumable Fuels - 3.9%
CNX Resources Corp.	65,870	711,396	*
International Seaways Inc.	135,000	2,204,550
Matador Resources Co.	104,130	1,255,808	*

Total Oil, Gas & Consumable Fuels		4,171,754

TOTAL ENERGY		5,618,559

FINANCIALS - 30.5%
Banks - 16.5%
Bank OZK	75,840	2,371,517
First Financial Bancorp	76,505	1,341,132
First Horizon Corp.	120,467	1,537,159

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Banks - continued
Heartland Financial USA Inc.	38,000	$1,534,060
Home BancShares Inc.	77,000	1,499,960
TriCo Bancshares	47,250	1,666,980
TriState Capital Holdings Inc.	95,000	1,653,000	*
WesBanco Inc.	49,000	1,468,040
Western Alliance Bancorp	37,000	2,218,150
Wintrust Financial Corp.	41,930	2,561,504

Total Banks		17,851,502

Capital Markets - 1.5%
Conyers Park II Acquisition Corp.	119,894	1,579,004	*

Consumer Finance - 5.2%
Encore Capital Group Inc.	35,890	1,397,915	*
OneMain Holdings Inc.	28,650	1,379,784
Oportun Financial Corp.	77,500	1,501,175	*
PROG Holdings Inc.	24,980	1,345,673

Total Consumer Finance		5,624,547

Diversified Financial Services - 0.6%
East Resources Acquisition Co.	60,550	640,014	*

Insurance - 1.7%
Assured Guaranty Ltd.	36,210	1,140,253
ProAssurance Corp.	41,340	735,438

Total Insurance		1,875,691

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Starwood Property Trust Inc.	108,830	2,100,419

Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd.	31,490	1,360,368
Washington Federal Inc.	74,500	1,917,630

Total Thrifts & Mortgage Finance		3,277,998

TOTAL FINANCIALS		32,949,175

HEALTH CARE - 6.5%
Biotechnology - 1.3%
Amarin Corp. PLC, ADR	290,560	1,420,838	*

Health Care Equipment & Supplies - 2.2%
Lantheus Holdings Inc.	93,250	1,257,943	*
Quotient Ltd.	215,630	1,123,432	*

Total Health Care Equipment & Supplies		2,381,375

Health Care Providers & Services - 1.4%
Acadia Healthcare Co. Inc.	30,400	1,527,904	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.6%
Syneos Health Inc.	24,500	$1,669,185	*

TOTAL HEALTH CARE		6,999,302

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	16,000	1,861,600

Airlines - 1.6%
SkyWest Inc.	42,700	1,721,237

Construction & Engineering - 1.3%
Primoris Services Corp.	49,490	1,366,419

Electrical Equipment - 1.5%
EnerSys	19,750	1,640,435

Machinery - 2.8%
EnPro Industries Inc.	21,390	1,615,373
Wabash National Corp.	85,630	1,475,405

Total Machinery		3,090,778

Professional Services - 0.8%
Korn Ferry	19,600	852,600

Road & Rail - 0.9%
Marten Transport Ltd.	54,625	941,189

Trading Companies & Distributors - 5.1%
GATX Corp.	18,240	1,517,203
Nesco Holdings Inc.	129,060	694,136	*(a)(b)
Rush Enterprises Inc., Class A Shares	27,705	1,147,541
Textainer Group Holdings Ltd.	113,050	2,168,299	*

Total Trading Companies & Distributors		5,527,179

TOTAL INDUSTRIALS		17,001,437

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.2%
NETGEAR Inc.	32,410	1,316,818	*

IT Services - 1.7%
CSG Systems International Inc.	40,250	1,814,068

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries Inc.	11,750	1,139,398	*
Tower Semiconductor Ltd.	56,490	1,458,572	*

Total Semiconductors & Semiconductor Equipment		2,597,970

Software - 2.3%
CommVault Systems Inc.	45,890	2,540,929	*

Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp.	25,830	970,433	*

TOTAL INFORMATION TECHNOLOGY		9,240,218

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
MATERIALS - 5.7%
Chemicals - 3.4%
Avient Corp.		32,070	$1,291,780
Cabot Corp.		20,880	937,094
Tronox Holdings PLC, Class A Shares		99,300	1,451,766

Total Chemicals			3,680,640

Metals & Mining - 2.3%
Commercial Metals Co.		84,000	1,725,360
MP Materials Corp.		23,190	746,022	*

Total Metals & Mining			2,471,382

TOTAL MATERIALS			6,152,022

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Alexander & Baldwin Inc.		94,500	1,623,510
Brandywine Realty Trust		128,000	1,524,480
Kite Realty Group Trust		134,000	2,004,640
Lexington Realty Trust		137,500	1,460,250
Outfront Media Inc.		57,000	1,114,920
RLJ Lodging Trust		116,120	1,643,098

TOTAL REAL ESTATE			9,370,898

UTILITIES - 2.9%
Electric Utilities - 0.8%
Portland General Electric Co.		21,220	907,579

Multi-Utilities - 2.1%
Black Hills Corp.		36,370	2,234,937

TOTAL UTILITIES			3,142,516

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $94,731,530)			107,401,907

	RATE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	655,335	655,335
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	163,834	163,834	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $819,169)			819,169

TOTAL INVESTMENTS - 100.2% (Cost - $95,550,699)			108,221,076

Liabilities in Excess of Other Assets - (0.2)%			(231,988)

TOTAL NET ASSETS - 100.0%			$107,989,088

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (b) Restricted security (Note 3).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2020, the total market value of investments in Affiliated Companies was $163,834 and the cost was $163,834 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$16,307,301	$694,136	—	$17,001,437
Other Common Stocks	90,400,470	—	—	90,400,470
Total Long-Term Investments	106,707,771	694,136	—	107,401,907

Short-Term Investments†	819,169	—	—	819,169

Total Investments	$107,526,940	$694,136	—	$108,221,076

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2020. The following transactions were effected in such company for the period ended December 31, 2020.

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$525,164	$1,823,272	1,823,272	$2,184,602	2,184,602	—	$10	—	$163,834

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2020	Value Per Share	Percent of Net Assets
Nesco Holdings Inc.	129,060	12/20	$645,300	$694,136	$5.38	0.64%

9